Off balance sheet commitments	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off balance sheet commitments	Off balance sheet commitments
The off balance sheet commitments presented below are shown at their nominal value.
D.21.1. Off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2021		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	109	39	16	18	36
Irrevocable purchase commitments(c)
•given(d)	8,901	5,343	1,784	685	1,089
•received	(1,124)	(366)	(442)	(166)	(150)
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(e)	536	254	169	77	36
•contingent milestone payments in connection with development programs in progress(f)	2,892	237	1,139	451	1,065
Total - net commitments given(g)	11,314	5,507	2,666	1,065	2,076
(a) Includes future variable lease payments not recognized in Lease liabilities as of December 31, 2021. As of December 31, 2020, the amount of such commitments was €950 million. The year-on-year movement is largely related to two leases of real estate assets at Cambridge, MA (United States); (see Note D.3.2.).
(b) Lease commitments given to joint ventures were immaterial as of December 31, 2021.
(c) These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2020, irrevocable commitments amounted to €7,153 million given and €(608) million received.
(d) Irrevocable purchase commitments given as of December 31, 2021 include €987 million of commitments to joint ventures.
(e) Commitments related to R&D, and other commitments, amounted to €500 million as of December 31, 2020.
(f) This line includes only contingent milestone payments on development projects in progress. The increase relative to December 31, 2020 (when this figure amounted to €2,456 million) is mainly due to a license agreement entered into with Biond Biologics and to the acquisition of Kadmon.
(g) This line excludes:
    (i) commitments given relating to projects in the research phase (€6.7 billion in 2021, €6.7 billion in 2020) and payments contingent upon the attainment of sales targets once a product is commercialized (€8.1 billion in 2021, €8.1 billion in 2020);
    (ii) commitments received in respect of the additional share of quarterly profits to which Sanofi is entitled under the collaboration agreements with Regeneron on monoclonal antibodies (capped at 10% of Regeneron’s share of quarterly profits), until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see Note C.1.). Such commitments received were €2.9 billion in 2021 (€2.6 billion in 2020), relative to cumulative development costs of €7.6 billion as of December 31, 2020; and
    (iii) other commitments received amounting to €5.8 billion as of December 31, 2021 (€2.7 billion as of December 31, 2020), mainly comprising discovery, development and commercialization agreements with partners further to the acquisitions of Ablynx (€1.0 billion as of December 31, 2021, €1.1 billion as of December 31, 2020) and of Kymab (€0.5 billion as of December 31, 2021, see Note D.1.), plus contingent consideration receivable based on attainment of regulatory and sales milestones for commercialized products under the terms of licenses or rights assignment agreements amounting to €4.2 billion as of December 31, 2021 and €1.6 billion as of December 31, 2020.
In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.
The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and probable contingent milestone payments regarded as reasonably achievable (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate).
The major agreements entered into by Sanofi in 2021 are described below:
•in January 2021, Sanofi entered into a license agreement with Biond Biologics, a biopharmaceutical company developing novel immunotherapies for cancer and a platform enabling the intra-cellular delivery of biologics, for the development and commercialization of BND-22 (a humanized IgG4 antagonist antibody targeting the Ig-like transcript 2 (ILT2) receptor, in development for the treatment of solid tumors). Under the terms of the agreement, Sanofi made an upfront payment of $125 million, and could pay up to $1 billion contingent on the attainment of certain objectives;
•on April 8, 2021, Sanofi acquired the entire share capital of Kymab. The acquisition price includes milestone payments of up to $350 million contingent on the attainment of certain development objectives (see Note D.1.);
•on April 9, 2021, Sanofi acquired Tidal Therapeutics. The acquisition price includes milestone payments of up to $310 million contingent on the attainment of certain development objectives (see Note D.1.);
•on July 6, 2021, Sanofi entered into a license agreement with Eureka Therapeutics and Memorial Sloan Kettering Cancer Center (MSK) for the treatment of multiple myeloma. Under the terms of the agreement, Sanofi could pay up to $1 billion contingent on the attainment of certain objectives;
•on November 18, 2021, Sanofi entered into a strategic collaboration with Owkin around R&D programs targeting four types of cancer, involving an upfront payment by Sanofi of $90 million spread over three years, plus further milestone payments;
•on December 3, 2021, Sanofi acquired the entire share capital of Origimm. The purchase consideration included potential development milestone payments of up to €95 million (see Note D.1.).
Other major agreements entered into by Sanofi in prior years are described below:
•Kymera (2020): agreement to develop and commercialize protein degrader therapies targeting IRAK4 in patients with immune-inflammatory diseases. Under the terms of the agreement, Sanofi has made an upfront payment of $150 million to Kymera, and could pay up to $2.2 billion subject to attainment of specified milestones;
•Roche (2019): to obtain exclusive over-the-counter (OTC) US rights to Tamiflu® for the prevention and treatment of influenza. Under the terms of the agreement, Sanofi is responsible for leading FDA negotiations for the OTC switch; for subsequent exclusive marketing and distribution of Tamiflu® in the US consumer health care market; and for associated scientific engagement. Tamiflu® was previously currently sold in the US for prescription use by Genentech, a member of the Roche Group;
•Regeneron: (i) several amendments to the 2009 Amended and Restated License and Collaboration Agreement on human therapeutic antibodies; (ii) several amendments to the 2015 Immuno-Oncology License and Collaboration Agreement on the development of cemiplimab (REGN2810); and (iii) the 2020 Cross License and Commercialization Agreement for Praluent® (see Note C.1.);
•AnaBios Corporation (2018): partnership agreement to develop and commercialize new treatments for irregular heartbeat, primarily atrial fibrillation;
•SK Chemicals (2018): partnership agreement between Sanofi Pasteur and SK Chemicals under which Sanofi acquired exclusive development and commercialization rights in the United States and Europe for vaccines derived from the cell-based technology developed by SK Chemicals;
•Revolution Medicines (2018): partnership agreement in oncology to jointly develop the principal candidate derived from Revolution Medicines biological research: RMC 4630, an inhibitor of SHP2, a cellular enzyme in the protein tyrosine phosphatase family that plays an important role in multiple forms of cancer;
•Denali Therapeutics Inc. (2018): collaboration agreement on the development of multiple molecules with the potential to treat a range of neurological and systemic inflammatory diseases. The two lead molecules are DNL747 in multiple sclerosis and amyotrophic lateral sclerosis, and DNL758 in systemic inflammatory diseases such as rheumatoid arthritis and psoriasis;
•Immunext (2017): agreement to develop a novel antibody to treat auto-immune diseases such as multiple sclerosis and lupus. Under the agreement, Sanofi acquired an exclusive worldwide license to INX-021, a monoclonal CD40L antibody currently in preclinical development. A second parallel agreement was signed to support clinical trials;
•MedImmune (a division of AstraZeneca) (2017): agreement to develop and commercialize a monoclonal antibody (MEDI8897) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants;
•ImmunoGen (2017): amendment to the license and collaboration agreement signed in 2003. ImmunoGen granted Sanofi a fully paid and exclusive license to develop, manufacture and commercialize the full series of compounds developed by Sanofi using ImmunoGen technology;
•DiCE Molecules (2016): five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi;
•Innate Pharma (2016): collaboration and licensing agreement to apply Innate Pharma’s new proprietary technology to the development of innovative bispecific antibody formats engaging natural killer (NK) cells to kill tumor cells through the activating receptor NKp46;
•BioNTech A.G. (2015): exclusive collaboration and license agreement to discover and develop up to five cancer immunotherapies;
•Evotec AG and Apeiron Biologics AG (2015): collaboration and license agreement to discover and develop first-in-class small molecule-based immuno-oncology therapies to treat solid and hematological cancers;
•Eli Lilly and Company (2014): agreement to pursue regulatory approval for non-prescription Cialis® (tadalafil);
•Regulus Therapeutics Inc. (2010): discovery, development and commercialization of novel micro-RNA therapeutics in fibrosis.
Sanofi and its alliance partners have decided to terminate the following agreements (the related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2021):
•at the end of December 2021, Sanofi and Sangamo Therapeutics, Inc. agreed to end their agreement to research, develop, and commercialize therapeutics for hemoglobinopathies in June 2022, after a transitional phase;
•on September 15, 2021, Sanofi and Lead Pharma decided to end the research collaboration and license agreement for the discovery, development and commercialization of small molecule therapies directed against “ROR gamma t” nuclear hormone receptors to treat auto-immune diseases;
•on April 16, 2021, Sanofi acquired Kiadis, thereby terminating the 2020 license agreement; and on September 14, 2021, Sanofi acquired Translate Bio, thereby terminating the 2018 license agreement as amended in 2020.
Sanofi entered into an agreement with Royalty Pharma in December 2014 relating to development programs under which Royalty Pharma bears a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. This transaction is a co-investment, whereby the partner acquires an interest in the jointly-developed product by providing funding towards the development program. Consequently, the amounts received by Sanofi are recorded as a reduction in development costs, to the extent that the development costs incurred by Sanofi are recognized in profit or loss in accordance with the policies described in Note B.4.1. The products in development under the December 2014 agreement with Royalty Pharma have been launched in the United States and Europe, marking the end of the joint development programs.
On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility, split 50/50 between the two partners, has now been made in full. In addition, Sanofi could pay Lonza in the region of €0.7 billion over the next fifteen years partly as its share of operating expenses and the cost of producing future batches.
In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2021), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
D.21.2. Off balance sheet commitments relating to financing activities
Credit facilities
Undrawn credit facilities are as follows:

December 31, 2021	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	—	4,000	—
As of December 31, 2021, total credit facilities amounted to €8,000 million (versus €8,000 million as of December 31, 2020 and €8,000 million as of December 31, 2019).
Guarantees
The table below shows the amount of guarantees given and received:

(€ million)	2021	2020	2019
Guarantees given:	3,794	3,291	3,103
•Guarantees provided to banks in connection with credit facilities	1,042	695	1,263
•Other guarantees given	2,752	2,596	1,840
Guarantees received	(1,149)	(964)	(703)
D.21.3. Off balance sheet commitments relating to Sanofi entities and business combinations
On December 21, 2021, Sanofi announced that it had entered into an agreement to acquire Amunix Pharmaceuticals, Inc. for an upfront payment of approximately $1 billion and up to $225 million upon achievement of certain future development milestones.
In addition, commitments received in respect of (i) disposal proceeds receivable under agreements to divest assets (including securities) not yet finalized or (ii) contingent consideration on divestments of operations under past agreements, amounted to a total of €0.8 billion as of December 31, 2021 and €0.6 billion as of December 31, 2020.
Off balance sheet funding commitments to associates and joint ventures are disclosed in Note D.6.
The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.